Material Related Party Transactions - Summary of Connected Transactions with Unicom Group and its Subsidiaries (Parenthetical) (Detail) - China United Network Communications Group Company Limited [member] - CNY (¥)
¥ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan	¥ 10,500	¥ 7,704	¥ 7,404
Bottom of range [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan interest rate		90.00%	90.00%
Top of range [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan interest rate		110.00%	110.00%